Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2017
Notes to Consolidated Financial Statements [Abstract]
Basic Earnings Per Share

Basic earnings per share

Calculation of the basic earnings per share for the year ended December 31, 2017, is based on the earnings allocated to the holders of the ordinary shares divided by the weighted-average number of ordinary shares outstanding, calculated as follows:

For the year ended December 31
2017	2016	2015
$ millions	$ millions	$ millions

Earnings (losses) attributed to the shareholders of the Company	364	(122)	509

Weighted Average Number of Ordinary Shares

Weighted-average number of ordinary shares in thousands:

For the year ended December 31
2017	2016	2015
Shares thousands	Shares thousands	Shares thousands

Balance as at January 1	1,274,298	1,272,516	1,270,408
Shares issued during the year	1,054	-	1,174
Shares vested	720	779	42
Weighted average number of ordinary shares used in computation of the basic earnings per share	1,276,072	1,273,295	1,271,624

Weighted Average Number of Ordinary Shares Diluted

Note 25 - Earnings per Share (cont’d)

Diluted earnings per share

Calculation of the diluted earnings per share for the year ended December 31, 2017, is based on the earnings allocated to the holders of the ordinary shares divided by the weighted-average number of ordinary shares outstanding after adjustment for the number of potential diluted ordinary shares, calculated as follows:

Weighted average number of ordinary shares (diluted) in thousands:

For the year ended December 31
2017	2016	2015
Shares thousands	Shares thousands	Shares thousands

Weighted average number of ordinary shares used in the computation of the basic earnings per share	1,276,072	1,273,295	1,271,624
Effect of stock options and restricted shares	925	-	632
Weighted average number of ordinary shares used in the computation of the diluted earnings per share	1,276,997	1,273,295	1,272,256